Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance
Year	Summary Compensation Table Total for PEO(1)	Compensation actually paid to PEO	Average summary compensation table total for non-PEO NEOs(2)	Average compensation actually paid to non-PEO NEOs(2)	Value of initial fixed $100 investment based on:		Net income (loss) (in millions)(5)	Cash Balances (in millions)(6)
					Total shareholder return(3)	Peer group total shareholder return(4)
2024	$3,428,071	$15,957,358	$1,464,367	(7) $6,779,198	$264.64	$76.80	$(351.00)	$406.70
2023	$2,280,220	$(1,162,906)	$1,378,289	(8) $159,525	$15.26	$90.60	$(180.10)	$125.40
2022	$3,210,627	$3,139,980	$1,452,098	$728,547	$111.63	$107.30	$(141.60)	$244.20

Named Executive Officers, Footnote	John Hopkins is NuScale’s only PEO.Non-PEO Executives: R. Ramsey Hamady, Jose Reyes, Clayton Scott and Carl Fisher.
Peer Group Issuers, Footnote	The peer group used for calculating peer group TSR consists of publicly traded companies in the nuclear or energy transition industries comprised of Ballard Power Systems Inc., Bloom Energy Corporation, BWX Technologies, Inc., Enphase Energy, Inc., Enovix Corporation, FuelCell Energy, Inc., Plug Power Inc., Oklo Inc. and SolarEdge Technologies, Inc.
PEO Total Compensation Amount	$ 3,428,071	$ 2,280,220	$ 3,210,627
PEO Actually Paid Compensation Amount	15,957,358	(1,162,906)	3,139,980
Non-PEO NEO Average Total Compensation Amount	1,464,367	1,378,289	1,452,098
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,779,198	159,525	728,547
Adjustment to Non-PEO NEO Compensation Footnote	The value reflected is based in part on the increase in the fair market value of options outstanding.The negative value is due to the change in fair market value of options outstanding.
Total Shareholder Return Amount	$ 264.64	15.26	111.63
Peer Group Total Shareholder Return Amount	76.80	90.60	107.30
Net Income (Loss)	$ (351,000,000.00)	$ (180,100,000)	$ (141,600,000)
Company Selected Measure Amount	406,700,000	125,400,000	244,200,000
PEO Name	John Hopkins
Additional 402(v) Disclosure	Cumulative TSR is calculated based on the value of an initial fixed investment of $100 on May 2, 2022 (the date of the Closing), assuming reinvestment of dividends.The amounts represent net loss reflected in our audited financial statements for each applicable year.The amounts represent Cash and cash equivalents plus restricted cash, as reflected in our audited financial statements for each applicable year.